Subsequent Events	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 8. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than as described below:
On January 26, 2021, the Company effectuated a 5-for-6 split of the Founder Shares, resulting in an aggregate outstanding amount of 8,625,000 Founder Shares. All shares and associated amounts have been retroactively restated to reflect the stock split.
On January 26, 2021, the Company entered into a promissory note pursuant to which Energy Capital Partners Management, LP (“ECP”) agreed to loan the Company up to $300,000 to be used for a portion of the expenses of this offering. As of January 27, 2021, the Company had borrowed approximately $166,238 under the promissory note with ECP. The entire unpaid principal balance under the promissory note will be payable on the earlier of (i) December 31, 2021 or (ii) the date on which the Company consummates an initial public offering of its securities.
On January 24, 2021, the Company entered into a forward purchase agreement pursuant to which the GSAM Client Accounts committed to purchase up to $50,000,000, and the Company agreed to sell to the GSAM Client Accounts such amount, of a number of units, consisting of one share of the Company’s Class A common stock and one-quarter of one warrant, for $10.00 per forward purchase unit, in a private placement that will close simultaneously with the closing of the Company’s initial business combination.
Each whole forward purchase warrant is exercisable to purchase one share of the Company’s Class A common stock at $11.50 per share. The forward purchase warrants will have the same terms as the public warrants and the forward purchase shares will be identical to the shares of Class A common stock included in the units being sold in the Proposed Public Offering, except the forward purchase shares and the forward purchase warrants will be subject to transfer restrictions and certain registration rights. The funds from the sale of the forward purchase units may be used to fund the purchase price of the business combination or for the working capital needs of the post-transaction company. The forward purchase agreement is independent of the percentage of stockholders electing to redeem their public shares and may provide the Company with an increased minimum funding level for the initial business combination. The forward purchase agreement is subject to conditions, including the GSAM Client Accounts giving the Company their written consent to purchase the forward purchase units no later than five days after the Company notifies the GSAM Client Accounts that the Company’s board of directors will meet to consider entering into a definitive acquisition agreement for the Company’s initial business combination. If the GSAM Client Accounts do not purchase at least $25,000,000 in forward purchase units at the closing of the Company’s initial business combination, the GSAM Client Accounts will forfeit and return to the Company’s sponsor 50% of the shares of Class B common stock they acquire from the Company’s sponsor in connection with the forward purchase agreement that are held by the GSAM Client Accounts at that time. There can be no assurance that the GSAM Client Accounts will acquire any forward purchase units pursuant to the forward purchase agreement.

Note 10—Subsequent events
The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date through the date the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, other than as described below.
On October 26, 2021, Energy Capital Partners Holdings, LP (“ECP Holdings”), an affiliate of the Sponsor, entered into a note purchase agreement with Fast Radius, pursuant to which ECP Holdings purchased a convertible promissory note (the “ECP Note”) in an aggregate principal amount of $7.0 million from Fast Radius. The ECP Note matures on October 26, 2023 (the “Maturity Date”) and interest on the unpaid principal amount under the ECP Note accrues at a rate of six percent (6%) per annum. The aggregate principal amount of the ECP Note may not be paid prior to the maturity date without the written consent of ECP Holdings. Upon the occurrence and during the continuance of an event of default, ECP Holdings may declare all unpaid principal, together with any then unpaid and accrued interest and other amounts payable under the ECP Note, immediately due and payable.
If Fast Radius consummates any transaction or series of related transactions involving (i) the sale, lease, exclusive license, or other disposition of all or substantially all of its assets; (ii) any merger or consolidation of Fast Radius into or with another person or entity (other than a merger or consolidation effected exclusively to change its domicile), (iii) any other corporate reorganization, in which the stockholders of Fast Radius in their capacity as such immediately prior to such merger, consolidation or reorganization, own less than a majority of Fast Radius’ (or the surviving or successor entity’s) outstanding voting power immediately after such merger, consolidation or reorganization; or (iv) any sale or other transfer by the stockholders of Fast Radius of shares representing at least a majority of Fast Radius’ then-total outstanding combined voting power (such transaction or series of related transactions, an “Acquisition”) before (x) Fast Radius issues and sells preferred equity in a transaction or series of transactions for aggregate gross proceeds of at least $40.0 million (excluding all proceeds from the incurrence of indebtedness that is converted into such equity, or otherwise cancelled in consideration for the issuance of such equity) with the principal purpose of raising capital (a “Qualified Financing”) or (y) the repayment in full or conversion of the ECP Note, then ECP Holdings will be entitled to a cash payment equal to the greater of (A) two times the outstanding principal amount of the ECP Note plus all accrued and unpaid interest and (B) the amount that would be received in such Acquisition transaction if the outstanding principal amount of the ECP Note, plus all accrued and unpaid interest, were converted into Fast Radius common equity immediately prior to the closing of such Acquisition at the applicable conversion price.
If a Qualified Financing occurs on or before the Maturity Date, then the outstanding principal amount of the ECP Note, and all accrued and unpaid interest, will automatically convert into shares of Fast Radius preferred equity on the same terms as those issued in such Qualified Financing at the applicable conversion price. In the case of a business combination transaction between Fast Radius and any special purpose acquisition company (including, for the avoidance of doubt, the Business Combination) with the purpose of taking Fast Radius public without going through the traditional initial public offering process (a “SPAC Transaction”) that occurs prior to the consummation of a Qualified Financing or the Maturity Date, the outstanding principal amount of the ECP Note, together with all accrued and unpaid interest, shall be automatically converted into Fast Radius common stock immediately prior to the consummation of such SPAC Transaction at the applicable conversion price. If no Qualified Financing or SPAC Transaction occurs on or before the Maturity Date, then the outstanding principal amount of the ECP Note, and all accrued and unpaid interest, shall be convertible at the option of ECP Holdings into Fast Radius common stock at the applicable conversion price within 90 days after the Maturity Date. In addition, if, prior to the repayment in full or conversion of the ECP Note, Fast Radius consummates an equity financing that does not qualify as a Qualified Financing (a
“Non-Qualified
Financing”), the ECP Note will be convertible at the option of ECP Holdings into the type of equity sold in such financing at the applicable conversion price.
The conversion price under the ECP Note will determined as follows: (i) if a Qualified Financing,
Non-Qualified
Financing, SPAC Transaction or Acquisition, as applicable, is consummated prior to October 26, 2022, the conversion price will mean the price per share equal to 90% of the lowest price per share paid by the other purchasers of equity sold in such Qualified Financing,
Non-Qualified
Financing, SPAC Transaction or Acquisition, as applicable; (ii) if a Qualified Financing,
Non-Qualified
Financing, SPAC Transaction or Acquisition, as applicable, is consummated on or after October 26, 2022, and while the ECP Note remains outstanding, the conversion price will mean the price per share equal to 80% of the lowest price per share paid by the other purchasers of equity sold in such Qualified Financing,
Non-Qualified
Financing, SPAC Transaction or Acquisition, as applicable; or (iii) if the ECP Note is converted on or after (pursuant to a valid extension) the Maturity Date, and prior to any Qualified Financing,
Non-Qualified
Financing, SPAC Transaction or Acquisition, the conversion price will mean the lowest conversion price of Fast Radius’ Series B preferred stock as set forth in Fast Radius’ certificate of incorporation.
O
n November 30, 2021, the Company borrowed an additional $100,000 under the Note.
As of December 27, 2021, the Company had borrowed approximately
$499,700.
On December 26, 2021, the Company, Merger Sub and Fast Radius entered into an amendment to the Merger Agreement to, among other things, require the affirmative vote of holders of a majority of the shares of Class A common stock then outstanding, voting separately as a single class, for the approval of the Amendment Proposal (as defined in the Merger Agreement).